Accounts Receivable - Schedule of Allowance For Doubtful Accounts (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance For Doubtful Accounts [Line Items]
Beginning balance		$ 42,266	$ 24,382
Addition			18,630
Reversals		(43,797)
Currency translation		1,531	(746)
Ending balance			$ 42,266